3. STOCKHOLDERS' EQUITY (Details - Assumptions)	12 Months Ended
Jun. 30, 2016 USD ($) $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option life	5 years 6 months
Risk-free interest rate	1.01%
Stock volatility	188.00%
Dividend yield | $	$ 0
Weighted average fair value of grants | $ / shares	$ 0.49